Property, plant and equipment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	Jan. 01, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	[1],[2]	$ 2,800
Depreciation charge		(267)		$ (239)		$ (215)
Impairment charge		(8)		(2)		0
Property, plant and equipment, ending balance	[1],[2]	3,113		2,800
Commitments for purchases of property, plant & equipment		212		93
Right-of-use assets		324	[1],[2]	79	[1],[2]		$ 279
Capitalized borrowing costs				1
Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		4,890		4,448
Additions		607		524
Impact of business combinations		1		1
Disposals and derecognitions		(179)		(87)
Transfers with former parent		35		163
Reclassification to right-of-use assets				(86)
Reclassifications for assets placed in service		0
Other reclassifications		(27)
Currency translation effects		(5)		(73)
Property, plant and equipment, ending balance		5,322		4,890		4,448
Gross carrying amount [member] | Changes in net current assets and other operating cash flow items [member]
Reconciliation of changes in property, plant and equipment [abstract]
Additions		56
Accumulated depreciation and amortisation [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		(2,090)		(1,888)
Depreciation charge		(267)		(239)
Impairment charge		(8)		(2)
Disposals and derecognitions		165		87
Transfers with former parent		17		91
Reclassification to right-of-use assets				7
Other reclassifications		7
Currency translation effects		1		36
Property, plant and equipment, ending balance		(2,209)		(2,090)		(1,888)
Land [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		53
Property, plant and equipment, ending balance		33		53
Land [member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		60		53
Transfers with former parent				10
Other reclassifications		(27)
Currency translation effects				(3)
Property, plant and equipment, ending balance		33		60		53
Land [member] | Accumulated depreciation and amortisation [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		(7)		(3)
Transfers with former parent				4
Other reclassifications		7
Property, plant and equipment, ending balance		0		(7)		(3)
Buildings [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		969
Property, plant and equipment, ending balance		1,010		969
Buildings [member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		1,527		1,386
Additions		11		4
Disposals and derecognitions		(17)		(16)
Transfers with former parent		4		252
Reclassification to right-of-use assets				(86)
Reclassifications for assets placed in service		104
Currency translation effects		(1)		(13)
Property, plant and equipment, ending balance		1,628		1,527		1,386
Buildings [member] | Accumulated depreciation and amortisation [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		(558)		(447)
Depreciation charge		(73)		(70)
Disposals and derecognitions		14		15
Transfers with former parent		2		69
Reclassification to right-of-use assets				7
Currency translation effects		1		6
Property, plant and equipment, ending balance		(618)		(558)		(447)
Construction in progress [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		650
Property, plant and equipment, ending balance		747		650
Construction in progress [member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		657		503
Additions		514		468
Disposals and derecognitions		(1)
Transfers with former parent		2		(302)
Reclassifications for assets placed in service		(417)
Currency translation effects				(12)
Property, plant and equipment, ending balance		755		657		503
Construction in progress [member] | Accumulated depreciation and amortisation [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		(7)
Impairment charge		(1)		(1)
Transfers with former parent				6
Property, plant and equipment, ending balance		(8)		(7)
Machinery and other equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		1,128
Property, plant and equipment, ending balance		1,323		1,128
Machinery and other equipment [member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		2,646		2,506
Additions		82		52
Impact of business combinations		1		1
Disposals and derecognitions		(161)		(71)
Transfers with former parent		29		203
Reclassifications for assets placed in service		313
Currency translation effects		(4)		(45)
Property, plant and equipment, ending balance		2,906		2,646		2,506
Machinery and other equipment [member] | Accumulated depreciation and amortisation [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		(1,518)		(1,438)
Depreciation charge		(194)		(169)
Impairment charge		(7)		(1)
Disposals and derecognitions		151		72
Transfers with former parent		15		12
Currency translation effects				30
Property, plant and equipment, ending balance		$ (1,583)		$ (1,518)		$ (1,438)

[1]
Alcon adopted IFRS 16, Leases as of January 1, 2019 using the modified retrospective approach as described in Notes 3 and 16 to these Consolidated Financial Statements. Under the modified retrospective approach, comparative information was not restated.

[2]
The December 31, 2018 balances previously reported for a finance lease liability and corresponding asset of $89 million and $79 million, respectively, have been reclassified from "Non-current financial debts" and "Property, Plant, & Equipment" to "Non-current lease liabilities" and "Right-of-use assets", respectively.